Statements of cash flows	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Statements of cash flows
6. STATEMENTS OF CASH FLOWS
(1) Details of cash and cash equivalents are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Cash	1,742,449	1,771,316
Foreign currencies	503,205	628,590
Demand deposits	18,208,784	31,729,228
Fixed deposits	158,635	90,014

Total	20,613,073	34,219,148

(2) Details of restricted cash and cash equivalents are as follows (Unit: Korean Won in millions)

	Counterparty	December 31, 2021	Reason of restriction
Due from banks in local currency:
Due from BOK on demand	BOK	9,619,055	Reserve deposits under the BOK Act
Due from banks in foreign currencies:
Due from banks on demand	BOK and others	3,428,200	Reserve deposits under the BOK Act and others

	Total	13,047,255

	Counterparty	December 31, 2022	Reason of restriction
Due from banks in local currency:
Due from BOK on demand	BOK	16,527,445	Reserve deposits under the BOK Act
Due from banks in foreign currencies:
Due from banks on demand	BOK and others	6,437,717	Reserve deposits under the BOK Act and others

	Total	22,965,162

(3) Significant transactions of investing activities and financing activities not involving cash inflows and outflows are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Changes in other comprehensive income related to valuation of financial assets at FVTOCI	59,360	(150,327)	(493,871)
Changes in other comprehensive income related to valuation of assets of associate	(2,298)	1,526	612
Changes in other comprehensive income related to valuation profit or loss on cash flow hedge	4,420	7,107	(9,835)
Changes in financial assets measure at FVTOCI due to debt-for-equity swap	3,575	79	14,594
Changes in the investment assets of associates due to the transfer of assets held-for-sale	(50,411)	(52)	—
Changes in financial assets at FVTPL and assets held-for-sale	(2,385)	—	—
Changes in the property, plant and equipment due to the transfer of assets held-for-sale	—	(12,852)	(13,109)
Transfer of investment properties and premises and equipment	30,431	6,095	7,153
Changes in account payables related to premises and equipment	—	—	281
Changes in account payables related to intangible assets	(11,639)	(11,640)	(11,530)
Changes in right-of-use assets and lease liabilities	222,587	150,644	194,236
Comprehensive stock exchange	—	64,301	—
Changes in other comprehensive income related to foreign operation translation	(153,472)	246,808	32,536
(4) Adjustments of liabilities from financing activities in current and prior year are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
	Beginning balance	Cash flow	Not involving cash inflows and outflows			Ending balance
			Foreign Exchange	Variation of gains on valuation of hedged items	Others(*)
Borrowings	20,745,466	3,199,712	804,649	—	5,632	24,755,459
Debentures	37,479,358	6,893,661	392,077	(104,306)	(6,926)	44,653,864
Lease liabilities	407,431	(177,593)	10,950	—	102,425	343,213
Other liabilities	26,354	14,173	—	—	(13,620)	26,907

Total	58,658,609	9,929,953	1,207,676	(104,306)	87,511	69,779,443

(*)	The change in lease liabilities due to the new contract includes 189,660 million W on.

	For the year ended December 31, 2022
	Beginning balance	Cash flow	Not involving cash inflows and outflows			Ending balance
			Foreign Exchange	Variation of gain(loss) on valuation of hedged items	Others(*)
Borrowings	24,755,459	2,881,675	760,918	—	31,551	28,429,603
Debentures	44,653,864	(484,874)	297,861	(257,910)	(10,455)	44,198,486
Lease liabilities	343,213	(187,531)	4,645	—	158,834	319,161
Other liabilities	26,907	513	—	—	(36)	27,384

Total	69,779,443	2,209,783	1,063,424	(257,910)	179,894	72,974,634

(*)	The change in lease liabilities due to the new contract includes 235,215 million W on.